T. ROWE PRICE BLUE CHIP GROWTH ETF

September 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 16.0%
Entertainment 1.9%
Netflix (1)	7,572	1,783
Sea, ADR (1)	28,478	1,596
Spotify Technology (1)	3,541	305
Walt Disney (1)	8,657	817
		4,501
Interactive Media & Services 13.6%
Alphabet, Class A (1)	32,060	3,066
Alphabet, Class C (1)	228,120	21,934
Meta Platforms, Class A (1)	49,011	6,650
Pinterest, Class A (1)	4,635	108
Snap, Class A (1)	13,468	132
		31,890
Wireless Telecommunication Services 0.5%
T-Mobile US (1)	8,076	1,084
		1,084
Total Communication Services		37,475
CONSUMER DISCRETIONARY 21.7%
Automobiles 5.4%
Tesla (1)	48,042	12,743
		12,743
Hotels Restaurants & Leisure 1.6%
Booking Holdings (1)	713	1,172
Chipotle Mexican Grill (1)	1,673	2,514
		3,686
Internet & Direct Marketing Retail 11.0%
Amazon.com (1)	222,790	25,175
DoorDash, Class A (1)	9,971	493
		25,668
Multiline Retail 1.1%
Dollar General	10,720	2,571
		2,571
Specialty Retail 1.3%
Carvana (1)	21,517	437
Ross Stores	23,607	1,989
TJX	8,948	556
		2,982
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica (1)	5,307	1,484
NIKE, Class B	18,059	1,501
		2,985
Total Consumer Discretionary		50,635
FINANCIALS 3.5%
Capital Markets 2.6%
Charles Schwab	23,015	1,654
Goldman Sachs Group	9,149	2,681
MSCI	809	341
S&P Global	4,693	1,433
		6,109
Insurance 0.9%
Chubb	5,153	937
Marsh & McLennan	7,206	1,076
		2,013
Total Financials		8,122
HEALTH CARE 13.8%
Health Care Equipment & Supplies 2.5%
Align Technology (1)	1,623	336
Intuitive Surgical (1)	17,144	3,214
Stryker	9,628	1,950
Teleflex	2,279	459
		5,959
Health Care Providers & Services 5.5%
Humana	4,601	2,232
UnitedHealth Group	21,204	10,709
		12,941
Health Care Technology 0.3%
Veeva Systems, Class A (1)	4,101	676
		676
Life Sciences Tools & Services 2.3%
Danaher	13,263	3,426
Thermo Fisher Scientific	3,754	1,904
		5,330
Pharmaceuticals 3.2%
AstraZeneca, ADR	13,771	755
Eli Lilly	15,921	5,148
Zoetis	9,892	1,467
		7,370
Total Health Care		32,276
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 1.2%
Commercial Services & Supplies 0.2%
Cintas	943	366
		366
Industrial Conglomerates 0.9%
General Electric	10,469	648
Roper Technologies	3,793	1,364
		2,012
Professional Services 0.1%
TransUnion	5,585	333
		333
Total Industrials & Business Services		2,711
INFORMATION TECHNOLOGY 42.4%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	4,434	489
		489
IT Services 7.1%
Affirm Holdings (1)	11,587	217
Block, Class A (1)	13,011	715
Mastercard, Class A	19,131	5,440
MongoDB (1)	5,197	1,032
PayPal Holdings (1)	8,236	709
Shopify, Class A (1)	27,546	742
Snowflake (1)	3,616	615
Visa, Class A	40,394	7,176
		16,646
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices (1)	30,489	1,932
ASML Holding NV	4,837	2,009
Marvell Technology	20,505	880
Monolithic Power Systems	2,828	1,028
NVIDIA	41,842	5,079
Taiwan Semiconductor Manufacturing, ADR	9,884	678
Texas Instruments	8,513	1,317
		12,923
Software 19.8%
Atlassian, Class A (1)	6,961	1,466
Bill.Com Holdings (1)	9,476	1,254
Confluent, Class A (1)	11,545	275
Crowdstrike Holdings, Class A (1)	3,006	495
Datadog, Class A (1)	5,399	479
Fortinet (1)	10,759	529
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
HashiCorp, Class A (1)	2,701	87
Intuit	10,215	3,957
Microsoft	125,315	29,186
Paycom Software (1)	672	222
ServiceNow (1)	13,337	5,036
Synopsys (1)	10,550	3,223
		46,209
Technology Hardware, Storage & Peripherals 9.8%
Apple	165,947	22,934
		22,934
Total Information Technology		99,201
MATERIALS 0.8%
Chemicals 0.8%
Linde	4,130	1,113
Sherwin-Williams	4,317	884
Total Materials		1,997
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
Opendoor Technologies, Class A (1)	54,037	168
Total Real Estate		168
Total Common Stocks (Cost $302,123)		232,585
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 2.94% (2)	1,247,835	1,248
Total Short-Term Investments (Cost $1,248)		1,248
Total Investments in Securities 100.0% of Net Assets (Cost $303,371)		$233,833
Other Assets Less Liabilities (0.0%)		(83)
Net Assets 100.0%		$233,750

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF785-054Q3
09/2022